Interests in Structured Entities - Schedule of Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 2,154	$ 2,575
AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,375	1,770
AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	227	9
A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	438	574
BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	107	219
BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	7	$ 3
CMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	425
CMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	425
CMBS [Member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS [Member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS [Member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	7
RMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	4
RMBS [Member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	3
RMBS [Member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS [Member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
Asset backed securities [member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,722
Asset backed securities [member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	946
Asset backed securities [member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	227
Asset backed securities [member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	435
Asset backed securities [member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	107
Asset backed securities [member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 7